Expense Example, No Redemption - Elements International Portfolio	Oct. 01, 2020 USD ($)
Class M
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	883
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	346
Expense Example, No Redemption, 10 Years	$ 774